INVESTMENT TRADING SECURITIES AND MARGIN LOANS (Tables)	12 Months Ended
Dec. 31, 2022
INVESTMENT TRADING SECURITIES AND MARGIN LOANS
Schedule of Trading Securities
Trading Securities	Dec 31, 2022	Dec 31, 2021
Stocks	$0.00	$588,945